Share-based Payment Expense - Summary of Share-based Payment Expense, Continuing Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense	$ 100	$ 108	$ 93
Discontinued operations
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense	1	2	3
Performance Share Plans expense
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense	97	106	90
Share option expense
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense	$ 3	$ 2	$ 3